Cover Page	6 Months Ended
Jun. 30, 2020
Entity Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	WPP plc
Entity Central Index Key	0000806968
Current Fiscal Year End Date	--12-31
Amendment Description	This Amendment on Form 6-K/A is being furnished by WPP plc (“the Company”) as Amendment No. 1 (this “Amendment”) to its interim report on Form 6-K for the period ended 30 June 2020 (the “Original Furnishing”) originally furnished with the Securities and Exchange Commission (the “SEC”) on 3 September 2020 (the “Original Filing Date”). As indicated on our Form 6-K furnished to the SEC on 14 December 2020, it was determined that the Company’s previously issued financial statements for the period ended 30 June 2020, 2019 and year ended 31 December 2019 contained errors with respect to certain aspects of the application of IAS 32 Financial Instruments: Presentation and IAS 39 Financial Instruments: Recognition and Measurement, resulting in the incorrect presentation of the Company’s notional cash pooling arrangements on the balance sheet and the inappropriate deferral of foreign exchange movements in the Company’s translation reserve due to the inappropriate application of hedge accounting in respect of non-derivative financial instruments, respectively. We have also determined that the discount rate used in the calculation of the present value of the expected cash outflows in respect of put option agreements and payments due to vendors (earnout agreements) did not fully reflect the risk in the associated cash flows. To correct these errors, in this Amendment we are restating our condensed consolidated interim balance sheets as at 30 June 2020 and 2019, and 31 December 2019, and our condensed consolidated interim statements of income, comprehensive income, and changes in equity for the six months ended 30 June 2020 and 2019 and the year ended 31 December 2019. The condensed consolidated interim financial statements as at and for the six months ended 30 June 2020 and 2019 and year ended 31 December 2019 are collectively referred to as the “Restated Financial Statements”. The adjustments to correct the notional cash pooling matters were limited to balance sheet adjustments in both cash and short-term deposits and bank overdrafts, bonds and bank loans that result in an aggregate increase in both of £7.795 billion, £9.334 billion and £8.337 billion in the Company’s condensed consolidated interim balance sheets as at 30 June 2020, 2019 and 31 December 2019, respectively. The adjustments to correct the net investment hedging matters have resulted in reclassifying exchange adjustments on foreign currency net investments within the Company’s condensed consolidated interim statement of comprehensive income to be reported together with revaluation of financial instruments on the face of the Company’s condensed consolidated interim income statement as revaluation and retranslation of financial instruments and separately disclosed in the notes to the condensed consolidated interim financial statements, amounting to a £301.1 million loss, £8.9 million gain and £245.7 million gain for the six months ended 30 June 2020 and 2019 and the year ended 31 December 2019, respectively. Corresponding adjustments to other reserves and retained earnings on the Company’s condensed consolidated interim balance sheets and statements of changes in equity were made. This change also reduced the opening retained earnings balance as at 1 January 2019 by £517.4 million with a corresponding increase in other reserves. The adjustments to correct the put option and payments due to vendors (earnout) discount rate have resulted in adjustments to the Company’s condensed consolidated balance sheet, decreasing trade and other payables (current and non-current liabilites) by £35.4 million, £58.7 million and £32.4 million as at 30 June 2020, 2019 and 31 December 2019, respectively; increasing other reserves by £60.2 million, £51.9 million and £59.6 million as at 30 June 2020, 2019 and 31 December 2019, respectively; and decreasing intangible assets: goodwill by £23.9 million, £70.4 million and £60.1 million as at 30 June 2020, 2019 and 31 December 2019, respectively. The Company’s condensed interim consolidated interim income statement has also been adjusted to reflect credits to revaluation and retranslation of financial instruments of £2.5 million and £10.2 million for the six months ended 30 June 2020 and 2019, respectively, and a charge of £13.5 million for the year ended 31 December 2019 along with a credit to goodwill impairment of £36.1 million in the six months ended 30 June 2020. Corresponding adjustments to retained earnings on the Company’s consolidated balance sheets and statements of changes in equity were made. These changes also reduced the opening retained earnings balance as at 1 January 2019 by £73.8 million. These adjustments are described more fully in the accounting policies discussion and notes 6 and 22 of the accompanying Restated Financial Statements. We have made no other changes to our Original Furnishing, and the other disclosures included in this Amendment are included for the convenience of the reader only and have not been updated to reflect events occurring after the Original Filing Date. Accordingly, except as expressly modified to reflect the impact of the corrections made in the Restated Financial Statements, this Amendment continues to speak only as of the Original Filing Date. Since this Amendment restates the financial information for the six months ended 30 June 2019 and 2018, we do not intend to amend our previously furnished interim report on Form 6-K for the six months ended prior to 30 June 2019. As a result, you should rely upon the Restated Financial Statements contained in this Amendment with respect to such prior period. In addition, on 12 February 2021, we filed a Form 20-F/A to similarly restate our consolidated balance sheets as at 31 December 2019, 2018 and 2017, and our consolidated statements of income, comprehensive income, and changes in equity for the years ended 31 December 2019, 2018 and 2017. Please refer to that report for further detail and review the Original Furnishing and this Amendment together with that report.